UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21864

WisdomTree Trust

(Exact name of registrant as specified in charter)

245 Park Avenue, 35th Floor

New York, NY 10167

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 909-9473

Date of fiscal year end: August 31

Date of reporting period: December 21, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Reports to Shareholders are attached herewith.

WisdomTree Trust

Shareholder Report

December 21, 2020

Alternative Fund:

WisdomTree Enhanced Commodity Strategy Fund (GCC)

(predecessor, WisdomTree Continuous Commodity Index Fund)

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the WisdomTree Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, annual and semi-annual shareholder reports will be available on the WisdomTree Funds’ website (www.wisdomtree.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank).

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to request to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the WisdomTree Trust.

Information about Performance and Shareholder Expense Examples (unaudited)

Performance

The WisdomTree Enhanced Commodity Strategy Fund (the ‘‘Successor Fund’’ and also herein, the “Fund”) had less than six months of performance history at the end of the reporting period and therefore no comparative performance information against a broad-based securities market index is shown in this shareholder report. Comparative performance information for the most recent month-end is available at www.wisdomtree.com.

Shareholder Expense Examples

As a shareholder of a WisdomTree Fund, you incur two types of cost: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Successor Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual expenses

The first line in the shareholder expense example table shown on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period. The actual expense example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 19, 2020 through December 21, 2020. Except where noted, expenses are calculated using the Successor Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 3/365.

Hypothetical example for comparison purposes

The second line in the shareholder expense example table shown on the following pages provides information about hypothetical account values and hypothetical expenses based on the Successor Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Successor Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical expense example is based on an investment of $1,000 invested at the beginning of the period and held for an entire six-month period. Except where noted, expenses are calculated using the Successor Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 183/365 (to reflect the one-half year period).

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

WisdomTree Trust	1

Performance Summary

as of December 21, 2020 (unaudited)

WisdomTree Enhanced Commodity Strategy Fund (GCC) (consolidated)

(predecessor, WisdomTree Continuous Commodity Index Fund)

Investment Breakdown†

Investment Type	% of Net Assets
U.S. Government Obligations	67.2%
Exchange-Traded Funds	4.5%
Other Assets less Liabilities‡	28.3%
Total	100.0%

†	The Fund’s investment breakdown is expressed as a percentage of net assets and may change over time.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Holdings*

Description	% of Net Assets
U.S. Treasury Bill, 0.08%, 3/18/21	67.2%
WisdomTree Floating Rate Treasury Fund (USFR)^	4.5%
*

The holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

^	For a full list of current holdings information for the underlying WisdomTree fund, please visit www.wisdomtree.com.

The WisdomTree Enhanced Commodity Strategy Fund (the ‘‘Successor Fund’’ and also herein, the “Fund”) seeks to achieve positive total returns in rising or falling markets that are not directly correlated to broad market equity or fixed income returns. The Successor Fund is actively managed and intends to provide broad-based exposure to the following four commodity sectors: Energy, Agriculture, Industrial Metals, and Precious Metals primarily through investments in futures contracts. The Successor Fund acquired all of the assets and all of the stated liabilities of the WisdomTree Continuous Commodity Index Fund (the “Predecessor Fund”) after the close of business on December 18, 2020 (the “Reorganization”). The Predecessor Fund was not registered as an investment company under the Investment Company Act of 1940, as amended, and was not required to register under such act. Prior to the Reorganization, the Predecessor Fund’s investment objective sought to provide investors with exposure to the daily change in the price of a portfolio of commodities (the “Index Commodities”) comprising the Thomson Reuters Continuous Commodity Index, also known as the Continuous Commodity Total Return Index or Refinitiv Equal Weight Continuous Commodity Total Return Index (the “Index”), before expenses. The Index Commodities consisted of corn, soybeans, wheat, live cattle, lean hogs, gold, silver, copper, cocoa, coffee, sugar, cotton, soybean oil, platinum, crude oil, NY Harbor ULSD (formerly known as heating oil), and natural gas.

The Successor Fund had less than six months of performance history at the end of the reporting period and therefore no comparative performance information against a broad-based securities market index is shown in this shareholder report. Comparative performance information for the most recent month-end is available at www.wisdomtree.com.

Shareholder Expense Example (for the period ended December 21, 2020)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual[1]	$1,000.00	$1,003.70	0.55%	$0.05
Hypothetical (5% return before expenses)	$1,000.00	$1,022.31	0.55%	$2.79
[1]

For the period December 19 through December 21, 2020. Actual expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 3/365 (to reflect the period since commencement of operations).

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

2	WisdomTree Trust

Description of Terms and Indexes (unaudited)

Below are descriptions of certain terms and of the Index referenced in this report. As described on the prior page, please note that the Fund does not seek to track the returns of the Index and the information regarding the Index below is provided for overall contextual information.

Thomson Reuters Continuous Commodity Index

The Thomson Reuters Continuous Commodity Index, also known as the Continuous Commodity Total Return Index or Refinitiv Equal Weight Continuous Commodity Total Return Index (the “Index”), is composed of notional amounts of each of the following commodities (“Index Commodities”): corn, soybean, wheat, live cattle, lean hogs, gold, silver, copper, cocoa, coffee, sugar, cotton, soybean oil, platinum, crude oil, NY Harbor ULSD (formerly known as heating oil), and natural gas. The notional amounts of each Index Commodity included in the Index are in equal weight proportion to the Index Commodities or 1/17 weighting per index commodity rebalanced daily.

* * * * * *

WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc. (together, “WisdomTree”) and the Fund make no representation or warranty, express or implied, to the owners of shares of the Fund or any member of the public regarding the advisability of investing in securities or other financial instruments generally or in the Fund particularly. WisdomTree Investments is the licensor of certain trademarks, service marks and trade names of the Fund. WisdomTree Investments is not responsible for, and has not participated in, the determination of the timing of, prices of, or quantities of shares of the Fund to be issued or in the determination or calculation of the equation by which the shares of the Fund are redeemable.

WisdomTree Trust	3

Schedule of Investments

WisdomTree Enhanced Commodity Strategy Fund (GCC) (consolidated)

December 21, 2020

Investments	Principal Amount	Value

U.S. GOVERNMENT OBLIGATIONS – 67.2%

U.S. Treasury Bill – 67.2%
0.08%, 3/18/21*
(Cost: $66,987,276)	$67,000,000	$66,987,595

	Shares

EXCHANGE-TRADED FUND – 4.5%

United States – 4.5%
WisdomTree Floating Rate Treasury Fund(a)
(Cost: $4,472,680)	178,088	4,470,009

TOTAL INVESTMENTS IN SECURITIES – 71.7% (Cost: $71,459,956)		71,457,604

Other Assets less Liabilities – 28.3%		28,230,048

NET ASSETS – 100.0%		$99,687,652
*	Interest rate shown reflects the yield to maturity at the time of purchase.
(a)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during period ended December 21, 2020 were as follows:

Affiliate	Value at 12/31/2019	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/21/2020	Dividend Income
WisdomTree Floating Rate Treasury Fund	$—	$4,472,680	$—	$—	$(2,671)	$4,470,009	$—

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Aluminum	115	12/15/21	$5,865,000	$(20,470)
Brent Crude	136	9/30/21	6,858,480	58,208
Cocoa	78	3/16/21	1,992,900	51,167
Coffee “C”	42	3/19/21	1,957,725	10,410
Copper	43	12/15/21	8,414,562	(37,217)
Corn	237	9/14/21	5,039,213	41,771
Cotton No. 2	26	5/06/21	981,240	(6,950)
Feeder Cattle	14	3/25/21	1,001,875	11,275
Gold 100 Ounce	94	4/28/21	17,737,800	(53,749)
HRW Wheat	52	3/12/21	1,493,700	22,481
Lean Hogs	54	4/15/21	1,512,000	5,856
Live Cattle	54	6/30/21	2,465,100	15,077
Low Sulphur Gasoil	45	12/10/21	1,930,500	(9,812)
Nickel	33	4/19/21	3,422,034	(16,038)
NY Harbor ULSD	32	3/31/21	1,986,163	19,846
Platinum	38	4/28/21	1,941,230	29,942
RBOB Gasoline	35	11/30/21	1,950,837	21,735
Silver	61	3/29/21	8,045,595	67,832
Soybean Meal	76	5/14/21	3,112,960	35,704
Soybean Oil	63	3/12/21	1,494,990	12,650
Soybeans	93	11/12/21	5,074,312	36,950
Sugar No. 11	121	2/26/21	1,969,106	9,442
Wheat	66	7/14/21	1,999,800	19,607
WTI Crude Oil	146	1/20/22	6,869,300	53,509
Zinc	56	3/15/21	3,969,350	(16,618)
			$99,085,772	$362,608

See Notes to Financial Statements.

4	WisdomTree Trust

Schedule of Investments (concluded)

WisdomTree Enhanced Commodity Strategy Fund (GCC) (consolidated)

December 21, 2020

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 21, 2020 in valuing the Fund’s investments (See Note 2 – Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$66,987,595	$—	$66,987,595
Exchange-Traded Fund	4,470,009	—	—	4,470,009
Total Investments in Securities	$4,470,009	$66,987,595	$—	$71,457,604
Financial Derivative Instruments
Futures Contracts[1]	$523,462	$—	$—	$523,462
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(160,854)	$—	$—	$(160,854)
Total - Net	$4,832,617	$66,987,595	$—	$71,820,212
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	5

Statement of Assets and Liabilities

WisdomTree Trust

December 21, 2020

WisdomTree Enhanced Commodity Strategy Fund (consolidated)
ASSETS:

Investments, at cost	$66,987,276

Investment in affiliates, at cost (Note 3)	4,472,680

Investments in securities, at value	66,987,595

Investment in affiliates, at value (Note 3)	4,470,009

Cash	97,480,378

Receivables:

Capital shares sold	3,748,364

Due from Advisor (Note 3)	19,669

Net variation margin on futures contracts	362,608
Total Assets	173,068,623
LIABILITIES:

Payables:

Investment securities purchased	71,459,956

Capital shares redeemed	1,874,182

Advisory fees (Note 3)	40,051

Due to broker	6,782
Total Liabilities	73,380,971
NET ASSETS	$99,687,652
NET ASSETS:

Paid-in capital	$99,332,576

Total distributable earnings	355,076
NET ASSETS	$99,687,652
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	5,300,050
Net asset value per share	$18.81

See Notes to Financial Statements.

6	WisdomTree Trust

Statements of Operations

WisdomTree Trust

	WisdomTree Enhanced Commodity Strategy Fund (consolidated)[1]

	For the Period January 1, 2020 through December 21, 2020	For the Year Ended December 31, 2019
INVESTMENT INCOME:

Interest	$478,451	$2,753,909
Total investment income	478,451	2,753,909
EXPENSES:

Advisory fees (Note 3)	715,798	1,140,124

Service fees (Note 2)	35	—
Total expenses	715,833	1,140,124

Expense waivers (Note 3)	(83,693)	(134,132)

Net expenses	632,140	1,005,992

Net investment income (loss)	(153,689)	1,747,917
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	14,441	1,961

Futures contracts	1,635,720	(5,896,732)

Payment by advisor	19,669	—
Net realized gain (loss)	1,669,830	(5,894,771)

Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions	(9,985)	5,508

Investment transactions in affiliates (Note 3)	(2,671)	—

Futures contracts	(5,799,547)	13,722,987
Net increase (decrease) in unrealized appreciation/depreciation	(5,812,203)	13,728,495
Net realized and unrealized gain (loss) on investments	(4,142,373)	7,833,724
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(4,296,062)	$9,581,641
[1]

After the close of business December 18, 2020, the WisdomTree Continuous Commodity Index Fund (the “Predecessor Fund”), a commodity pool that was not registered under the Investment Company Act of 1940, as amended (“1940 Act”), was reorganized into the WisdomTree Enhanced Commodity Strategy Fund (the “Successor Fund”), an investment company registered under the 1940 Act. The Successor Fund adopted the financial information for the Predecessor Fund. Accordingly, information presented prior to the close of business on December 18, 2020 is that of the Predecessor Fund prior to the reorganization into a regulated investment company under the 1940 Act. Post reorganization, for the period from the close of business December 18, 2020 through December 21, 2020, the Successor Fund recognized a “Net Increase in Net Assets Resulting From Operations” of $355,076.

See Notes to Financial Statements.

WisdomTree Trust	7

Statements of Changes in Net Assets

WisdomTree Trust

	WisdomTree Enhanced Commodity Strategy Fund (consolidated)[1]

	For the Period January 1, 2020 through December 21, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income (loss)	$(153,689)	$1,747,917	$1,583,597

Net realized gain (loss) on investments, futures contracts and payment by advisor	1,669,830	(5,894,771)	(8,933,339)

Net increase (decrease) in unrealized appreciation/depreciation on investments and futures contracts	(5,812,203)	13,728,495	(8,593,236)
Net increase (decrease) in net assets resulting from operations	(4,296,062)	9,581,641	(15,942,978)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	29,910,736	18,530,911	51,769,691

Cost of shares redeemed	(53,762,865)	(55,131,710)	(35,928,021)
Net increase (decrease) in net assets resulting from capital share transactions	(23,852,129)	(36,600,799)	15,841,670
Net Decrease in Net Assets	(28,148,191)	(27,019,158)	(101,308)
NET ASSETS:

Beginning of period	$127,835,843	$154,855,001	$154,956,309

End of period	$99,687,652	$127,835,843	$154,855,001
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	6,800,050	8,850,050	8,050,050

Shares created	1,500,000	1,050,000	2,750,000

Shares redeemed	(3,000,000)	(3,100,000)	(1,950,000)
Shares outstanding, end of period	5,300,050	6,800,050	8,850,050
[1]

After the close of business December 18, 2020, the WisdomTree Continuous Commodity Index Fund (the “Predecessor Fund”), a commodity pool that was not registered under the Investment Company Act of 1940, as amended (“1940 Act”), was reorganized into the WisdomTree Enhanced Commodity Strategy Fund (the “Successor Fund”), an investment company registered under the 1940 Act. The Successor Fund adopted the financial information for the Predecessor Fund. Accordingly, information presented prior to the close of business on December 18, 2020 is that of the Predecessor Fund prior to the reorganization into a regulated investment company under the 1940 Act. Post reorganization, for the period from the close of business December 18, 2020 through December 21, 2020, the Successor Fund recognized a “Net Increase in Net Assets Resulting From Operations” of $355,076.

See Notes to Financial Statements.

8	WisdomTree Trust

Financial Highlights

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Enhanced Commodity Strategy Fund^ (consolidated)	For the Period January 1, 2020 through December 21, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015
Net asset value, beginning of period	$18.80	$17.50	$19.25	$19.35	$18.56	$22.81
Investment operations:

Net investment income (loss)[1]	(0.03)	0.23	0.18	0.00 [2]	(0.16)	(0.21)

Net realized and unrealized gain (loss)	0.04 [3]	1.07	(1.93)	(0.10)	0.95	(4.04)
Total from investment operations	0.01	1.30	(1.75)	(0.10)	0.79	(4.25)
Net asset value, end of period	$18.81	$18.80	$17.50	$19.25	$19.35	$18.56

TOTAL RETURN[4]	0.05%[5]	7.43%	(9.09)%	(0.52)%	4.26%	(18.63)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$99,688	$127,836	$154,855	$154,956	$219,661	$224,519

Ratios to average net assets of:

Expenses, net of expense waivers	0.74%[6,7]	0.75%	0.75%	0.75%	1.05%	1.05%

Expenses, prior to expense waivers	0.84%[6,7]	0.85%	0.85%	0.85%	1.05%	1.05%

Net investment income (loss)	(0.18)%[6,7]	1.30%	0.94%	0.01%	(0.83)%	(1.03)%
Portfolio turnover rate[8]	0%	0%	0%	0%	0%	0%
^

After the close of business December 18, 2020, the WisdomTree Continuous Commodity Index Fund (the “Predecessor Fund”), a commodity pool that was not registered under the Investment Company Act of 1940, as amended (“1940 Act”), was reorganized into the WisdomTree Enhanced Commodity Strategy Fund (the “Successor Fund”), an investment company registered under the 1940 Act. The Successor Fund adopted the financial information for the Predecessor Fund. Accordingly, information presented prior to the close of business on December 18, 2020 is that of the Predecessor Fund prior to the reorganization into a regulated investment company under the 1940 Act. Post reorganization, for the period from the close of business December 18, 2020 through December 21, 2020, the total return for the Successor Fund was +0.37% (including a reimbursement from the adviser for brokerage commissions in connection with the Reorganization). Excluding a reimbursement from the advisor for brokerage commissions incurred in connection with the Reorganization from the close of business December 18, 2020 through December 21, 2020, the total return would have been unchanged.

[1]	Based on average shares outstanding.

[2]	Amount represents less than $0.01.

[3]

The amount of net realized and unrealized loss per share does not correspond with the amounts reported within the Statements of Changes in Net Assets due to the timing of capital share transactions of Fund shares and fluctuating market values during the fiscal period.

[4]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor (or the Managing Owner, with respect to the Predecessor Fund) waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[5]	Includes a reimbursement from the advisor for brokerage commissions incurred in connection with the Reorganization (Note 3). Excluding this reimbursement, total return would have been unchanged.

[6]	Annualized.

[7]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[8]

Portfolio turnover rate is not annualized for fiscal periods less than one year. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Trust	9

Notes to Financial Statements (consolidated)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005 and is authorized to have multiple series of portfolios. These financial statements and notes relate only to the WisdomTree Enhanced Commodity Strategy Fund and its predecessor (as defined below). In accordance with Accounting Standards Codification Topic 946, Financial Services-Investment Companies, the WisdomTree Enhanced Commodity Strategy Fund and its predecessor (as defined below) each qualifies as an investment company and is applying the accounting and reporting guidance for investment companies.

Fund	Commencement of Operations
WisdomTree Enhanced Commodity Strategy Fund (“Enhanced Commodity Strategy Fund” or “Fund”) (consolidated) (predecessor, WisdomTree Continuous Commodity Index Fund)	January 23, 2008

The Enhanced Commodity Strategy Fund (the “Successor Fund”) acquired all of the assets totaling $101,247,117 and all of the stated liabilities totaling $1,914,541 having a net asset value of $99,332,576 and included in the financial statements of the WisdomTree Continuous Commodity Index Fund (the “Predecessor Fund”) after the close of business on December 18, 2020 (the “Reorganization”). The Predecessor Fund was a commodity pool organized as a Delaware statutory trust on October 27, 2006. The Predecessor Fund was not registered as an investment company under the Investment Company Act of 1940, as amended, and was not required to register under such act. The Successor Fund adopted the financial information of the Predecessor Fund. Accordingly, the information presented prior to the Reorganization is that of the Predecessor Fund.

In the normal course of business, the Enhanced Commodity Strategy Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund’s maximum exposure (including with respect to any prior arrangement of the Predecessor Fund) under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and believes such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Fund (although the Predecessor Fund operated under a different legal structure than the Fund, including without a Board of Trustees, the significant accounting policies followed by the Predecessor Fund were materially the same as those described below, as applicable):

Basis of Consolidation — The financial statements of the Enhanced Commodity Strategy Fund (the “Parent Fund”), include the accounts of WisdomTree Enhanced Commodity Strategy Portfolio I, a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). For the Parent Fund, the accompanying financial statements reflect the financial position and results of operations on a consolidated basis with its Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. The Parent Fund seeks to gain exposure to commodity markets, in whole or in part, through investments in its Subsidiary. The Parent Fund’s investment in its Subsidiary may not exceed 25% of the Parent Fund’s total assets at the end of each fiscal quarter in order to meet the requirements for qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”).

The Predecessor Fund sought to achieve its investment objective by investing all of its assets in a wholly-owned entity, the WisdomTree Continuous Commodity Index Master Fund (the “Master Fund”). The financial statements of the Predecessor Fund were presented on a consolidated basis with the Master Fund. All intercompany accounts and transactions were eliminated in the consolidation.

Use of Estimates — The preparation of financial statements in conformity with GAAP, requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The net asset value (“NAV”) of the Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. The Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g.

10	WisdomTree Trust

Notes to Financial Statements (consolidated) (continued)

broker-dealers) may purchase or redeem. Shares of the Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating the Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities, may consider such factors as recent transactions, indications from yields and quoted prices from broker-dealers on similar securities, and market sentiment for the type of security. Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade.

In certain instances, such as when reliable market valuations are not readily available, the Fund’s investments, which include derivatives, will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WisdomTree Asset Management, Inc. (‘‘WTAM’’) and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Pricing Committee will perform other procedures (consistent with GAAP) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments, such as fixed income securities, are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial

WisdomTree Trust	11

Notes to Financial Statements (consolidated) (continued)

instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing the Fund’s assets as of the measurement date is included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

During the fiscal period January 1, 2020 through December 21, 2020, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts as well as gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Fund has invested in derivatives, specifically commodity futures contracts during the period ended December 21, 2020 and open positions in such derivatives as of December 21, 2020 are detailed in the Fund’s Schedule of Investments. All of the derivative instruments disclosed and described herein are subject to credit risk. Credit risk is where the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security or where the counterparty to a derivative contract might default on its obligations. Information with respect to the amounts and types of collateral received and/or posted for derivative instruments as of December 21, 2020, if any, is reflected as a footnote within the Fund’s Schedule of Investments.

As of December 21, 2020, the effects of such derivative instruments on the Fund’s financial position as reflected in the Statement of Assets and Liabilities are presented in the summary below:

	Asset Derivatives		Liability Derivatives

Fund	Balance Sheet Location	Value	Balance Sheet Location	Value
Enhanced Commodity Strategy Fund (consolidated)
Commodity contracts	Unrealized appreciation on futures contracts*	$523,462	Unrealized depreciation on futures contracts*	$160,854
*

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities. Please see Note 2 (Futures Contracts) on page 13 for additional information regarding balance sheet location of balances associated with futures contracts.

The effects of derivative instruments on the Fund’s financial performance as reflected in the Statements of Operations for the fiscal period January 1, 2020 through December 21, 2020 are presented in the summary below:

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
Enhanced Commodity Strategy Fund (consolidated)
Commodity contracts	$1,635,720	$(5,799,547)
[1]	Realized gains (losses) on derivatives are located on the Statements of Operations as follows:

Commodity contracts	Net realized gain (loss) from futures contracts
[2]	Change in unrealized appreciation (depreciation) is located on the Statements of Operations as follows:

Commodity contracts	Net increase (decrease) in unrealized appreciation/depreciation from futures contracts

12	WisdomTree Trust

Notes to Financial Statements (consolidated) (continued)

The volume of derivative activity based on the average of month-end balances for the Fund for the fiscal period January 1, 2020 through December 21, 2020 was as follows:

Average Notional

Fund	Futures contracts (long)

Enhanced Commodity Strategy Fund (consolidated)
Commodity contracts	$88,818,556

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Interest income (including amortization of premiums and accretion of discounts) is accrued daily. Generally, amortization of premiums and accretion of discounts are recognized daily using the effective interest method (also known as scientific amortization method), except securities having a stated maturity of less than one year are amortized or accreted using the straight-line method. On each measurement date, the Fund evaluates the collectability of receivable balances. Generally, the Fund will write-off interest receivable balances in default by the issuer as of the date any applicable interest payment grace period or forebearance period expires or as of the date any interest payment cancellation notification was publicly made available or when it becomes probable that interest will not be collected and the amount of the uncollectable interest can be reasonably estimated.

Expenses/Reimbursements — Under the investment advisory agreement for the Fund WTAM has agreed to pay all expenses of the Fund, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to the Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% per annum of the Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

Futures Contracts — The Fund utilized futures contracts to obtain long exposures to commodities consistent with its investment objective. When the Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. When the Fund sells a listed futures contract, it agrees to sell a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange’s clearing corporation.

Upon entering into a futures contract, the Fund is required to deliver to a broker an amount of cash and/or government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, generally are made or received by the Fund each day or at other agreed-upon time periods depending on the fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts, variation margin payments may be made or received when the futures contract expires. Variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized gain or loss on futures. The current one day variation margin on open futures contracts is shown on the Statements of Assets and Liabilities as either a receivable or a payable for ‘‘Net variation margin on futures contracts’’. When the Fund purchases a futures contract, the Fund is required to “cover” its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, the Fund will segregate assets consisting of, or take other measures with respect to, cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, will “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. This will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of a Fund’s outstanding portfolio securities.

WisdomTree Trust	13

Notes to Financial Statements (consolidated) (continued)

Master Netting Arrangements — FASB ASC Topic 210 (“ASC 210”), Balance Sheet, requires disclosures generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASC 210 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASC 210 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

The Fund’s futures contracts are all exchange traded and are not subject to master netting arrangements.

Short-Term Investments — The Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Tax Information and Dividends and Distributions to Shareholders — It is the Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). The Predecessor Fund did not seek to operate in such a manner as further described below. A portion of the Code, known as subchapter M (“Subchapter M”), addresses the ways by which investment companies and investment trusts may pass income through to shareholders in order to avoid double taxation. The Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code so that it will not be subject to federal income tax on income and gains that are timely distributed to Fund shareholders. Accordingly, no provision for U.S. federal income taxes is required. In order to qualify for the special tax treatment accorded RICs and their shareholders, the Fund must, among other things, distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income. There can be no guarantee that the Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Fund may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with the requirements of the Code and the U.S. Treasury regulations. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital.

The Predecessor Fund was treated as a partnership for U.S. federal income tax purposes. Accordingly, the Predecessor Fund was not subject to U.S. federal income tax and may not have been subject to state or local income taxes. As a result, no provision for federal, state or local income taxes has been made in the accompanying consolidated financial statements, as investors were individually liable for income taxes, if any, on their allocable share of the Predecessor Fund’s income, gain, loss, deductions and other items.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for the Fund. WTAM has arranged for Mellon Investments Corporation (‘‘Mellon’’) to provide sub-advisory services to the Fund. Prior to the Reorganization, for the Predecessor Fund, WisdomTree Commodity Services, LLC served as the commodity pool operator and managing owner (the “Managing Owner”), and GreenHaven Advisors LLC served as the commodity trading advisor (the “Predecessor Sub-adviser”). GreenHaven was compensated by the Managing Owner at no additional cost to the Predecessor Fund. Mellon is compensated by WTAM at no additional cost to the Fund. WTAM (and prior to the Reorganization, the Managing Owner) also arranges for transfer agency, custody, fund accounting, fund administration, securities lending and all other non-distribution related services necessary for the Fund to operate, which are generally under separate agreements entered into between the Trust on behalf of the Fund and the applicable service provider. Under the investment advisory agreement for the Fund, WTAM agrees to pay all expenses of the Fund, except for certain expenses described in Note 2.

14	WisdomTree Trust

Notes to Financial Statements (consolidated) (continued)

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to the Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee, accrued daily and paid monthly in arrears, of up to 0.0044% per annum of the Fund’s average daily net assets.

WTAM expects to receive annual advisory fees from the Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Fund	Advisory Fee Rate
Enhanced Commodity Strategy Fund (consolidated)[1]	0.55%
[1]

Prior to the Reorganization, the Managing Owner of the Predecessor Fund received, monthly in arrears, an advisory fee equal to 0.85% per annum based on the average daily net asset value of the Predecessor Fund and had voluntarily agreed to waive a portion of its fee in an amount equal 0.10% per annum of the Fund’s average daily net assets reducing the advisory fee to 0.75% per annum.

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Transactions in shares of affiliated ETFs for the period ended December 21, 2020, as applicable, are included in an ‘‘Investment in Affiliates’’ supplementary table in the Fund’s Schedule of Investments.

During the fiscal period ended December 21, 2020, the Fund recorded a receivable from WTAM in the amount of $19,669 for brokerage commissions incurred on portfolio transactions in connection with the Reorganization. Subsequent to the reporting period, on January 6, 2021, WTAM reimbursed the Fund.

4. CAPITAL SHARE TRANSACTIONS

As of December 21, 2020, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by the Fund only in creation units or multiples thereof. Except when aggregated in creation units, shares of the Fund are not redeemable. Transactions in shares for the Fund are disclosed in detail in the Statements of Changes in Net Assets. Generally, the Fund issues and redeems shares on a cash basis. Investors purchasing and redeeming creation units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of creation units.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales resulting from short-term investments) and the cost of purchases and the proceeds from sales resulting from (excluding short-term investments) for the period January 1, 2020 through December 21, 2020 are shown in the following table.

Fund	Purchases		Sales
Enhanced Commodity Strategy Fund (consolidated)[1]	$4,472,680	$	—
[1]

After the close of business December 18, 2020, the WisdomTree Continuous Commodity Index Fund (the “Predecessor Fund”) was reorganized into the WisdomTree Enhanced Commodity Strategy Fund (the “Successor Fund”). The Successor Fund adopted the financial information for the Predecessor Fund. Accordingly, information presented prior to the close of business on December 18, 2020 is that of the Predecessor Fund.

6. FEDERAL INCOME TAXES

At December 21, 2020, the cost of investments for Federal income tax purposes was as follows:

	Investments in Long Securities

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Enhanced Commodity Strategy Fund (consolidated)[1]	$91,459,956	$361,283	$(2,671)	$358,612
[1]

“Tax Cost” under “Investments in Long Securities” is presented on a non-consolidated basis and includes the Parent Fund’s investment in the Subsidiary. “Gross Unrealized Appreciation” under “Investments in Long Securities” is presented on a non-consolidated basis and includes the tax-basis unrealized appreciation associated with the Parent Fund’s investment in the Subsidiary.

The Predecessor Fund was treated as a partnership for U.S. federal income tax purposes. Accordingly, the net profits/(losses) of the Predecessor Fund were allocated to the partners of the Predecessor Fund on the basis of each partner’s percentage ownership and shown on each partner’s Schedule K-1 for U.S. Federal and State tax reporting. Since the net losses prior to the reorganization date were previously allocated to the Predecessor Fund’s partners, such losses will not be available for use by the Successor Fund which expects to be treated as a RIC under Subchapter M of the Code. Accordingly, the Predecessor Fund’s accumulated net loss totaling $139,162,480 as of the close of business December 18, 2020 has been reclassified to “Paid-in capital” on the Statement of Assets and Liabilities.

WisdomTree Trust	15

Notes to Financial Statements (consolidated) (concluded)

GAAP provides guidance on tax provisions that prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. As of and during the fiscal period ended December 21, 2020, the Fund did not have any liabilities for unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in the future. If applicable, the Fund will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expenses on the Statements of Operations. The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years or periods in the four-year period ended December 31, 2019 and the fiscal period ended December 21, 2020, remain subject to examination by taxing authorities.

7. ADDITIONAL INFORMATION

A recent outbreak of a respiratory disease caused by a novel coronavirus (“COVID-19”) has spread globally in a short period of time. In an organized attempt to contain and mitigate the effects of COVID-19, governments and businesses world-wide have taken aggressive measures, including businesses canceling dividends to preserve cash, governments closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations. COVID-19 has resulted in the disruption of and delays in the delivery of healthcare services and processes, the cancellation of organized events and educational institutions, the disruption of production and supply chains, a decline in consumer demand for certain goods and services, and general concern and uncertainty, all of which have contributed to increased volatility in global markets. The effects of COVID-19 have affected and are likely to continue to affect certain sectors and industries more dramatically than others, and the effects borne by some will negatively affect the value of the issuers in those sectors and industries, which may adversely affect the value of the Fund’s investments in those sectors or industries. COVID-19, and other epidemics and pandemics that may arise in the future, could adversely affect the economies of many nations, the global economy, individual companies and capital markets in ways that cannot be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to limited health care resources. Political, economic and social stresses caused by COVID-19 also may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of COVID-19 and its effects cannot be determined at this time, but the effects could be present for an extended period of time. It is impossible to predict the effects on the Fund of these or similar events and market conditions in the future. However, it is possible that these or similar events and market conditions could have a significant and adverse effect on the NAV and/or risk profile of the Fund.

16	WisdomTree Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Trustees of WisdomTree Enhanced Commodity Strategy Fund

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities of WisdomTree Enhanced Commodity Strategy Fund (formerly, WisdomTree Continuous Commodity Index Fund) (the “Fund”) (one of the funds constituting WisdomTree Trust (the “Trust”)), including the consolidated schedule of investments, as of December 21, 2020, and the related consolidated statements of operations for the period from January 1, 2020 through December 21, 2020 and for the year ended December 31, 2019, the consolidated statements of changes in net assets for the period from January 1, 2020 through December 21, 2020 and for each of the two years in the period ended December 31, 2019, the consolidated financial highlights for the period from January 1, 2020 through December 21, 2020 and for each of the four years in the period ended December 31, 2019 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the consolidated financial position of the Fund (one of the funds constituting WisdomTree Trust) at December 21, 2020, the consolidated results of its operations for the period from January 1, 2020 through December 21, 2020 and for the year ended December 31, 2019, the consolidated changes in its net assets for the period from January 1, 2020 through December 21, 2020 and for each of the two years in the period ended December 31, 2019 and its consolidated financial highlights for the period from January 1, 2020 through December 21, 2020 and for each of the four years in the period ended December 31, 2019, in conformity with U.S. generally accepted accounting principles.

The financial highlights for the year ended December 31, 2015 were audited by another independent registered public accounting firm whose report, dated March 15, 2016, expressed an unqualified opinion on the financial statements containing those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 21, 2020, by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more WisdomTree investment companies since 2006.

New York, New York

February 12, 2021

WisdomTree Trust	17

Shareholder Meeting Results (unaudited)

A special meeting of shareholders of the Predecessor Fund was held on November 24, 2020 to approve the Agreement and Plan of Reorganization (the “Plan”) which provided for the reorganization of the Predecessor Fund into and with the Successor Fund, a separate series of the Trust (the “Reorganization”). Approval of the proposal required the affirmative vote of shareholders holding units equal to at least a majority (over 50%) of the net asset value of the Predecessor Fund’s shares. The results of the shareholder vote were as follows:

FOR		AGAINST		ABSTAIN

Shares Voted	% of Outstanding Shares	Shares Voted	% of Outstanding Shares	Shares Voted	% of Outstanding Shares
2,435,417	50.737%	92,395	1.925%	54,250	1.130%

18	WisdomTree Trust

Trustees and Officers Information (unaudited)

Name and Year of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer+	Other Directorships Held by Trustee/ Officer During Past 5 Years
Trustees Who Are Interested Persons of the Trust

Jonathan Steinberg (1964)	Trustee, 2005- present; President, 2005-present	Chief Executive Officer, WisdomTree Investments, Inc. and WisdomTree Asset Management since 2005; President, WisdomTree Investments, Inc. and WisdomTree Asset Management from 2012 to 2019.	67	Director, WisdomTree Investments, Inc. and WisdomTree Asset Management.
Trustees Who Are Not Interested Persons of the Trust

David G. Chrencik* (1948)	Trustee, 2014-present	Chief Financial Officer of Sarus Indochina Select LP (hedge fund) since 2012; Chief Financial Officer of GeoGreen BioFuels, Inc. (biodiesel fuel producer) from 2010 to 2014; Audit Partner at PricewaterhouseCoopers LLP (public accounting firm) from 1972 to 2009 (includes positions prior to becoming Audit Partner and predecessor firms).	67	None

Joel Goldberg**, *** (1945)	Trustee, 2012-present	Attorney, Partner at Stroock & Stroock & Lavan LLP from 2010 to 2018; Attorney, Partner at Willkie Farr & Gallagher LLP from 2006 to 2010.	67	Director, Better Business Bureau (Metropolitan New York, Long Island and the Mid-Hudson Region).

Toni Massaro*** (1955)	Trustee, 2006-present	Dean Emerita at the University of Arizona James E. Rogers College of Law (“Rogers College of Law”) since 2009 (distinguished Emerita in July 2009); Dean of the Rogers College of Law from 1999 to 2009; Regents’ Professor since 2006; Milton O. Riepe Chair in Constitutional Law since 1997; Professor at the Rogers College of Law since 1990.	67	None

Melinda A. Raso Kirstein**** (1955)	Trustee, 2014-present	Retired since 2004, Merrill Lynch Investment Management, Vice President; Senior Portfolio Manager, Fixed Income Management; Director, Tax Exempt Fund Management.	67	Associate Alumnae of Douglass College, Chair of Investment Committee.

Victor Ugolyn (1947)	Trustee, 2006-present; Chairman of the Board, 2006-present	Private Investor, from 2005 to present; President and Chief Executive Officer of William D. Witter, Inc. from 2005 to 2006; Consultant to AXA Enterprise in 2004; Chairman, President and Chief Executive Officer of Enterprise Capital Management (subsidiary of The MONY Group, Inc.) and Enterprise Group of Funds, Chairman of MONY Securities Corporation, and Chairman of the Fund Board of Enterprise Group of Funds from 1991 to 2004.	67	Member of the Board of Governors of Naismith Memorial Basketball Hall of Fame (2001-2016).

WisdomTree Trust	19

Trustees and Officers Information (unaudited) (concluded)

Name and Year of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer+	Other Directorships Held by Trustee/ Officer During Past 5 Years
Officers of the Trust

Jonathan Steinberg***** (1964)	President, 2005- present; Trustee, 2005-present	Chief Executive Officer, WisdomTree Investments, Inc. and WisdomTree Asset Management since 2005; President, WisdomTree Investments, Inc. and WisdomTree Asset Management from 2012 to 2019.	67	Director, WisdomTree Investments, Inc. and WisdomTree Asset Management.

David Castano***** (1971)	Treasurer, 2013-present	Head of Fund Accounting & Administration, WisdomTree Asset Management, since 2020; Director of Fund Accounting & Administration, WisdomTree Asset Management, 2011 to 2020.	67	None

Terry Jane Feld***** (1960)	Chief Compliance Officer, 2012-present	Chief Compliance Officer WisdomTree Asset Management since 2012; Senior Compliance Officer, WisdomTree Asset Management since 2011.	67	None

Ryan Louvar***** (1972)	Secretary and Chief Legal Officer, 2013-present	General Counsel, WisdomTree Asset Management since 2013; Vice President and Senior Managing Counsel, State Street, 2005 to 2013.	67	None

Joanne Antico***** (1975)	Assistant Secretary, 2018-present	Assistant General Counsel, WisdomTree Asset Management since 2016; Executive Director and Assistant Secretary, Morgan Stanley Investment Management Inc., 2005 to 2016.	67	None

Clint Martin***** (1977)	Assistant Treasurer, 2015-present	Director of Fund Accounting & Administration, WisdomTree Asset Management, since 2020; Fund Manager, Fund Accounting & Administration, WisdomTree Asset Management, 2012 to 2020.	67	None

+	As of December 21, 2020.

*	Chair of the Audit Committee.

**	Chair of the Contracts Review Committee.

***	Co-Chair of the Governance, Nominating and Compliance Committee.

****	Chair of the Investment Committee.
*****	Elected by and serves at the pleasure of the Board.

20	WisdomTree Trust

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained upon request, at no charge, by calling 1-866-909-WISE (9473) or writing to: WisdomTree Trust, c/o Foreside Fund Services, LLC, Three Canal Plaza Suite 100, Portland, ME, 04101.

The Trust is required to disclose annually the Fund’s complete proxy voting record on Form N-PX covering the most recent 12-month period ended June 30 and to file Form N-PX with the SEC no later than August 31 of each year. The Form N-PX for the Fund will be available after the upcoming period ending June 30 at no charge upon request by calling 1-866-909-WISE (9473) or through the Trust’s website at www.wisdomtree.com. The Fund’s Form N-PX will also available on the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

Part F of the Fund’s Form N-PORT filings for the first and third fiscal quarters (when available) will contain the complete schedule of Fund portfolio holdings. Copies of the filings are also expected to be available, without charge, on the SEC’s website at www.sec.gov and by calling the Trust at 1-866-909-WISE (9473). Copies of the filings may also be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

Information about the Fund’s portfolio holdings are available daily, without charge, at www.wisdomtree.com.

The Statement of Additional Information (“SAI”) has additional information about the Fund’s Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

Frequency Distribution of Discounts & Premiums

Information about differences between the per share net asset value of the Fund and the market trading price of shares of the Fund are available, without charge, at www.wisdomtree.com.

WisdomTree Trust	21

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you cannot invest directly in an index.

There are risks associated with investing including possible loss of principal. An investment in this Fund is speculative, involves a substantial degree of risk, and should not constitute an investor’s entire portfolio. One of the risks associated with the Fund is the complexity of the different factors which contribute to the Fund’s performance. These factors include use of commodity futures contracts. Derivatives can be volatile and may be less liquid than other securities and more sensitive to the effects of varied economic conditions. The value of the shares of the Fund relate directly to the value of the futures contracts and other assets held by the Fund and any fluctuation in the value of these assets could adversely affect an investment in the Fund’s shares. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Commodities and futures are generally volatile and are not suitable for all investors. Investments in commodities may be affected by overall market movements, changes in interest rates and other factors such as weather, disease, embargoes and international economic and political developments.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Fund by Authorized Participants in large creation unit sizes of shares.

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

WisdomTree Trust

245 Park Avenue, 35th Floor

New York, NY 10167

WisdomTree Fund shares are distributed by Foreside Fund Services, LLC, in the U.S. only.

WTGM-4481

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Independent Public Accountant’s Report on Internal Control

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WisdomTree Trust

By (Signature and Title)	/s/ Jonathan Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date: February 19, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jonathan Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date: February 19, 2021

By (Signature and Title)	/s/ David Castano
David Castano, Treasurer
(principal financial officer)

Date: February 19, 2021